Document and Entity Information	Dec. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Dec. 31, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	Oct. 28, 2018
Bridge Builder Small/Mid Cap Value Fund | Bridge Builder Small/Mid Cap Value Fund
Prospectus:
Trading Symbol	BBVSX